Equity (Quarterly Distributions Of Available Cash) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended													12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Partners' Capital Account, Distributions														$ 821	$ 733	$ 666
Sunoco LP [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 17, 2015	Nov. 18, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 27, 2015	Nov. 28, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.6000	$ 0.5457
Sunoco Logistics [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2015	Nov. 07, 2014	Aug. 08, 2014	May 09, 2014	Feb. 10, 2014	Nov. 08, 2013	Aug. 08, 2013	May 09, 2013	Feb. 08, 2013
Distribution Made to Limited Partner, Distribution Date	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.4000	$ 0.3825	$ 0.3650	$ 0.3475	$ 0.3312	$ 0.3150	$ 0.3000	$ 0.2863	$ 0.2725
Parent Company [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 06, 2015	Nov. 03, 2014	Aug. 04, 2014	May 05, 2014	Feb. 07, 2014	Nov. 04, 2013	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013	Nov. 06, 2012	Aug. 06, 2012	May 04, 2012	Feb. 07, 2012
Distribution Made to Limited Partner, Distribution Date	Feb. 19, 2015	Nov. 19, 2014	Aug. 19, 2014	May 19, 2014	Feb. 19, 2014	Nov. 19, 2013	Aug. 19, 2013	May 17, 2013	Feb. 19, 2013	Nov. 16, 2012	Aug. 17, 2012	May 18, 2012	Feb. 17, 2012
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.2250	$ 0.2075	$ 0.1900	$ 0.1794	$ 0.1731	$ 0.1681	$ 0.1638	$ 0.1613	$ 0.1588	$ 0.1563	$ 0.1563	$ 0.1563	$ 0.1563
ETP [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 06, 2015	Nov. 03, 2014	Aug. 04, 2014	May 05, 2014	Feb. 07, 2014	Nov. 04, 2013	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013	Nov. 06, 2012	Aug. 06, 2012	May 04, 2012	Feb. 07, 2012
Distribution Made to Limited Partner, Distribution Date	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 15, 2012	Feb. 14, 2012
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.9950	$ 0.9750	$ 0.9550	$ 0.9350	$ 0.9200	$ 0.9050	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938	$ 0.8938
Regency [Member]
Distribution Made to Limited Partner, Date of Record	Feb. 06, 2015	Nov. 04, 2014	Aug. 07, 2014	May 08, 2014	Feb. 07, 2014	Nov. 04, 2013	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013	Nov. 06, 2012	Aug. 06, 2012	May 07, 2012	Feb. 06, 2012
Distribution Made to Limited Partner, Distribution Date	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 13, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 13, 2012
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.50	$ 0.503	$ 0.490	$ 0.480	$ 0.475	$ 0.470	$ 0.465	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.460